COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, we and certain of our subsidiaries are defendants in various litigation matters and are subject to claims from our clients for indemnification, some of which may involve claims for damages that are substantial in amount. We do not believe the disposition of claims currently pending will have a material effect on our financial position, results of operations or cash flows.